Treasury Stock	12 Months Ended
Dec. 31, 2017
Treasury Stock
Treasury Stock

Note 18 Treasury Stock

The following table summarizes shares held as treasury stock and their related carrying value as of December 31:

(in thousands)	Number of Treasury Shares	Treasury Shares Cost
2017	21,862	$909,960
2016	19,314	646,047
2015	19,988	641,664

Stock Repurchase Plan

In April 2010, TSYS announced a stock repurchase plan to purchase up to 10 million shares of TSYS stock. The shares may be purchased from time to time over the next two years at prices considered attractive to the Company. By January 2014, the TSYS Board had approved several increases in the number of shares that could be repurchased under its share repurchase plan to up to 28 million shares of TSYS stock. The expiration date of the plan was extended to April 30, 2015. In January 2015, TSYS announced that its Board had approved a new stock repurchase plan to purchase up to 20 million shares of TSYS stock. The shares may be purchased from time to time at prices considered appropriate. There is no expiration date for the plan. The previous plan was terminated.

The table below summarizes these repurchases by year:

(in thousands, except per share data)	Total Number of Shares Purchased	Average Price Paid per Share	Repurchased Shares Cost
2017	3,850	$73.41	$282,645
2016	500	48.57	24,287
2015	5,150	47.01	242,085

The following table sets forth information regarding the Company's purchases of its common stock on a monthly basis during the three months ended December 31, 2017:

(in thousands, except per share data)	Total Number of Shares Purchased		Average Price Paid per Share[1]	Total Number of Cumulative shares Purchased as Part of Publicly announced Plans or Programs[2]	Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs[2]
October 2017	300		$71.26	6,350	13,650
November 2017	1,500		73.05	7,850	12,150
December 2017	1,667	[1]	75.22	9,500	10,500
Total	3,467	[3]	$73.41

[1]	Denotes a total of 16,837 shares (not rounded) in December withheld for payment of taxes.
[2]

In January 2015, TSYS’ Board of Directors approved a stock repurchase plan to repurchase up to 20 million shares of TSYS stock.   The shares may be purchased from time to time at prices considered appropriate.  There is no expiration date for the plan.

[3]	Total number of shares purchased amounts may not total due to rounding.

Treasury Shares

In 2008, the Compensation Committee approved "share withholding for taxes" for all employee nonvested awards, and also for employee stock options under specified circumstances. The dollar amount of the income tax liability from each exercise is converted into TSYS shares and withheld at the statutory minimum. The shares are added to the treasury account and TSYS remits funds to the Internal Revenue Service to settle the tax liability. During 2017 and 2016, the Company acquired 20,875 shares for approximately $1.6 million and acquired 144,839 shares for approximately $6.0 million, respectively, as a result of share withholding for taxes.